LOSS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Loss for the year	$ (31,789)	$ (24,018)	$ (41,009)
Weighted average number of shares	359,193,482	153,099,405	134,939,327
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the year	$ 31,789	$ 24,018	$ 41,009
Basic earnings per ordinary share for continuing operations	$ 31,216	$ 36,868	$ 43,586
Weighted average number of shares	359,193,482	153,099,405	134,939,327
Number of ordinary shares issuable on exercise of options	0
American depositary share [Member]
Disclosure of classes of share capital [line items]
Loss for the year	$ 31,789	$ 24,018	$ 41,009
Basic earnings per ordinary share for continuing operations	$ 31,216	$ 36,868	$ 43,586
Weighted average number of shares	17,959,674	7,654,970	6,746,966
Number of ordinary shares issuable on exercise of options	0